Average Annual Total Returns - Prospectus #1	Calvert High Yield Bond Fund ICE BofA U.S. High Yield Index One Year	Calvert High Yield Bond Fund ICE BofA U.S. High Yield Index Five Years	Calvert High Yield Bond Fund ICE BofA U.S. High Yield Index Ten Years	Calvert High Yield Bond Fund Class A One Year	Calvert High Yield Bond Fund Class A Five Years	Calvert High Yield Bond Fund Class A Ten Years	Calvert High Yield Bond Fund Class A After Taxes on Distributions One Year	Calvert High Yield Bond Fund Class A After Taxes on Distributions Five Years	Calvert High Yield Bond Fund Class A After Taxes on Distributions Ten Years	Calvert High Yield Bond Fund Class A After Taxes on Distributions and Sales One Year	Calvert High Yield Bond Fund Class A After Taxes on Distributions and Sales Five Years	Calvert High Yield Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Calvert High Yield Bond Fund Class C One Year	Calvert High Yield Bond Fund Class C Five Years	Calvert High Yield Bond Fund Class C Ten Years	Calvert High Yield Bond Fund Class I One Year	Calvert High Yield Bond Fund Class I Five Years	Calvert High Yield Bond Fund Class I Ten Years	Calvert High Yield Bond Fund Class R6 One Year	Calvert High Yield Bond Fund Class R6 Five Years	Calvert High Yield Bond Fund Class R6 Ten Years	Calvert High Yield Bond Fund Class R6 Inception Date	Calvert Income Fund Bloomberg U.S. Credit Index One Year	Calvert Income Fund Bloomberg U.S. Credit Index Five Years	Calvert Income Fund Bloomberg U.S. Credit Index Ten Years	Calvert Income Fund Class A One Year	Calvert Income Fund Class A Five Years	Calvert Income Fund Class A Ten Years	Calvert Income Fund Class A After Taxes on Distributions One Year	Calvert Income Fund Class A After Taxes on Distributions Five Years	Calvert Income Fund Class A After Taxes on Distributions Ten Years	Calvert Income Fund Class A After Taxes on Distributions and Sales One Year	Calvert Income Fund Class A After Taxes on Distributions and Sales Five Years	Calvert Income Fund Class A After Taxes on Distributions and Sales Ten Years	Calvert Income Fund Class C One Year	Calvert Income Fund Class C Five Years	Calvert Income Fund Class C Ten Years	Calvert Income Fund Class I One Year	Calvert Income Fund Class I Five Years	Calvert Income Fund Class I Ten Years	Calvert Core Bond Fund Bloomberg U.S. Aggregate Bond Index One Year	Calvert Core Bond Fund Bloomberg U.S. Aggregate Bond Index Five Years	Calvert Core Bond Fund Bloomberg U.S. Aggregate Bond Index Ten Years	Calvert Core Bond Fund Class A One Year	Calvert Core Bond Fund Class A Five Years	Calvert Core Bond Fund Class A Ten Years	Calvert Core Bond Fund Class A After Taxes on Distributions One Year	Calvert Core Bond Fund Class A After Taxes on Distributions Five Years	Calvert Core Bond Fund Class A After Taxes on Distributions Ten Years	Calvert Core Bond Fund Class A After Taxes on Distributions and Sales One Year	Calvert Core Bond Fund Class A After Taxes on Distributions and Sales Five Years	Calvert Core Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Calvert Core Bond Fund Class I One Year	Calvert Core Bond Fund Class I Five Years	Calvert Core Bond Fund Class I Ten Years	Calvert Core Bond Fund Class I Inception Date	Calvert Short Duration Income Fund Bloomberg 1-5 Year U.S. Credit Index One Year	Calvert Short Duration Income Fund Bloomberg 1-5 Year U.S. Credit Index Five Years	Calvert Short Duration Income Fund Bloomberg 1-5 Year U.S. Credit Index Ten Years	Calvert Short Duration Income Fund Class A One Year	Calvert Short Duration Income Fund Class A Five Years	Calvert Short Duration Income Fund Class A Ten Years	Calvert Short Duration Income Fund Class A After Taxes on Distributions One Year	Calvert Short Duration Income Fund Class A After Taxes on Distributions Five Years	Calvert Short Duration Income Fund Class A After Taxes on Distributions Ten Years	Calvert Short Duration Income Fund Class A After Taxes on Distributions and Sales One Year	Calvert Short Duration Income Fund Class A After Taxes on Distributions and Sales Five Years	Calvert Short Duration Income Fund Class A After Taxes on Distributions and Sales Ten Years	Calvert Short Duration Income Fund Class C One Year	Calvert Short Duration Income Fund Class C Five Years	Calvert Short Duration Income Fund Class C Ten Years	Calvert Short Duration Income Fund Class I One Year	Calvert Short Duration Income Fund Class I Five Years	Calvert Short Duration Income Fund Class I Ten Years	Calvert Short Duration Income Fund Class R6 One Year	Calvert Short Duration Income Fund Class R6 Five Years	Calvert Short Duration Income Fund Class R6 Ten Years	Calvert Short Duration Income Fund Class R6 Inception Date
Total	5.36%	6.09%	6.72%	0.05%	4.00%	4.99%	(1.55%)	2.09%	2.74%	0.01%	2.19%	2.81%	1.63%	3.90%	4.44%	3.64%	4.97%	5.68%	3.71%	5.02%	5.71%	Feb. 01, 2019	(1.08%)	5.05%	4.44%	(1.62%)	4.71%	4.03%	(2.70%)	3.37%	2.73%	(0.97%)	3.08%	2.56%	(0.05%)	4.61%	3.61%	1.90%	5.71%	4.82%	(1.54%)	3.57%	2.90%	(5.46%)	6.17%	5.36%	(6.89%)	4.61%	3.49%	(2.43%)	4.29%	3.43%	(2.09%)	7.20%	5.99%	Jan. 31, 2015	(0.55%)	2.89%	2.67%	(1.40%)	2.27%	2.25%	(2.22%)	1.28%	1.34%	(0.76%)	1.32%	1.34%	(0.87%)	1.97%	1.72%	1.13%	3.03%	2.90%	1.19%	3.06%	2.92%	Feb. 01, 2019